Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2016 and 2015 consist of the following:

(in thousands)	2016	2015
Accrued expenses	$74,245	$51,784
Payroll and related accruals	54,772	52,036
Deferred revenue	44,629	49,812
Restructuring	27,590	4,144
Accrued royalties	7,801	13,786
Cash collateral	6,984	7,826
Fair value of derivative instruments	6,089	525
Accrued interest on long-term debt	4,239	4,239
Accrued contingent consideration and milestone payments	2,957	6,995
Current portion of capital lease obligations	999	922
Total accrued and other current liabilities	$230,305	$192,069